June 16, 2022

VIA EDGAR

EDGAR Operations Branch
Division of Investment Management
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
ETF Managers Trust
Registration Statement on Form N-1A
File No. 333-182274
CIK - 0001467831
Ladies and Gentlemen:
Enclosed for filing electronically is Post-Effective Amendment No. 148 to the Registration Statement on Form N-1A for ETF Managers Trust (the “Trust”). This filing is being made to make material changes to the disclosure in Post-Effective Amendment No. 147 relating to the principal investment strategy and risks for the ETFMG Alternative Harvest ETF.
Any questions or comments with respect to this filing may be directed to the undersigned at (202) 775-1232.
Very truly yours,
/s/ Eric Simanek
Enclosures